Significant Accounting Policies - Short-term bank Loans (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Significant Accounting Policies
Short-term bank loans	$ 33,152
Weighted average interest rate for the outstanding short-term bank loans (as a percent)	4.00%